Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares Number of Class A	Ordinary Shares Number of Class B	Additional paid-in capital	Statutory Reserves	(Accumulated loss)/ Retained earnings	Accumulated other comprehensive income/(loss)	Total
Balance at Dec. 31, 2020	$ 21,356	$ 7,100	$ 8,368,266		$ (4,947,815)	$ 243,703	$ 3,692,610
Balance (in Shares) at Dec. 31, 2020	21,356,290	7,100,000
Net income (loss)					3,551,695		3,551,695
Issuance of common shares	$ 2,899		17,637,100				17,639,999
Issuance of common shares (in Shares)	2,898,552
Appropriation to statutory reserve				63,659	(63,659)
Cancellation of Class B ordinary shares		$ (5,000)	5,000
Cancellation of Class B ordinary shares (in Shares)		(5,000,000)
Foreign currency translation adjustment						169,472	169,472
Balance at Dec. 31, 2021	$ 24,255	$ 2,100	26,010,366	63,659	(1,459,779)	413,175	25,053,776
Balance (in Shares) at Dec. 31, 2021	24,254,842	2,100,000
Net income (loss)					11,475,639		11,475,639
Appropriation to statutory reserve				272,037	(272,037)
Deposit received on issuance of common shares			492,490				492,490
Foreign currency translation adjustment						(6,578,195)	(6,578,195)
Balance at Dec. 31, 2022	$ 24,255	$ 2,100	26,502,856	335,696	9,743,823	(6,165,020)	30,443,710
Balance (in Shares) at Dec. 31, 2022	24,254,842	2,100,000
Net income (loss)					16,113,755		16,113,755
Issuance of common shares
Issuance of common shares (in Shares)
Appropriation to statutory reserve
Cancellation of Class B ordinary shares
Cancellation of Class B ordinary shares (in Shares)
Foreign currency translation adjustment						(3,410,742)	(3,410,742)
Balance at Jun. 30, 2023	$ 24,255	$ 2,100	26,502,856	335,696	25,857,578	(9,575,762)	43,146,723
Balance (in Shares) at Jun. 30, 2023	24,254,842	2,100,000
Balance at Dec. 31, 2022	$ 24,255	$ 2,100	26,502,856	335,696	9,743,823	(6,165,020)	30,443,710
Balance (in Shares) at Dec. 31, 2022	24,254,842	2,100,000
Net income (loss)					(7,439,280)		(7,439,280)
Appropriation to statutory reserve
Foreign currency translation adjustment						(3,571,930)	(3,571,930)
Balance at Dec. 31, 2023	$ 24,255	$ 2,100	26,502,856	335,696	2,304,543	(9,736,950)	19,432,500
Balance (in Shares) at Dec. 31, 2023	24,254,842	2,100,000
Net income (loss)					(14,921,782)		(14,921,782)
Issuance of common shares
Issuance of common shares (in Shares)
Appropriation to statutory reserve
Cancellation of Class B ordinary shares
Cancellation of Class B ordinary shares (in Shares)
Foreign currency translation adjustment						(185,586)	(185,586)
Balance at Jun. 30, 2024	$ 24,255	$ 2,100	$ 26,502,856	$ 335,696	$ (12,617,239)	$ (9,922,536)	$ 4,325,132
Balance (in Shares) at Jun. 30, 2024	24,254,842	2,100,000